Shareholders' Equity	6 Months Ended
Mar. 31, 2019
Shareholders' Equity [Abstract]
Shareholders' Equity
6.	Shareholders' Equity:

Under the Company's articles of incorporation, the Company's authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares. In connection with the Exchange Agreement discussed in Note 1, the Company issued 2,400,000 common shares, 480,000 of 9.75% Series A cumulative redeemable perpetual preferred shares and 12,000 Series B preferred shares to the then shareholders of Spetses.